Document And Entity Information	Oct. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	Chegg, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 29, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36180
Entity, Tax Identification Number	20-3237489
Entity, Address, Address Line One	2261 Market Street STE 46218
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94114
City Area Code	408
Local Phone Number	855-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CHGG
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001364954